SCHEDULE OF OUTSTANDING NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES (Details)		12 Months Ended
	Apr. 22, 2020 shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding, Ending Balance		945,487
Exercisable, Ending Balance		816,987
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares		$ 4.03
Warrants [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		2,538,588	1,092,500
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 6.00	$ 7.00
Granted/issued/acquired			1,448,488
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares			$ 5.23
Exercised/settled			(2,400)
Weighted Average Exercise Price, Exercised/settled | $ / shares			$ 3.45
Expired		(1,092,400)
Weighted Average Exercise Price, Expired | $ / shares		$ 7.00
Forfeited
Weighted Average Exercise Price, Forfeited | $ / shares
Outstanding, Ending Balance		1,446,188	2,538,588
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 5.24	$ 6.00
Exercisable, Ending Balance		1,446,188	2,538,588
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares		$ 5.24	$ 6.00
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		847,437	461,000
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 4.21	$ 5.59
Granted/issued/acquired	531,895	257,500	1,002,395
Weighted Average Exercise Price, Granted/issued/acquired (Note 5) | $ / shares		$ 3.73	$ 3.34
Exercised/settled		(15,000)	(260,596)
Weighted Average Exercise Price, Exercised/settled | $ / shares		$ 3.05	$ 1.93
Expired	(130,365)	(104,366)	(332,359)
Weighted Average Exercise Price, Expired | $ / shares		$ 5.61	$ 5.20
Forfeited		(40,084)	(23,003)
Weighted Average Exercise Price, Forfeited | $ / shares		$ 3.85	$ 4.26
Outstanding, Ending Balance		945,487	847,437
Weighted Average Exercise Price, Ending Balance | $ / shares		$ 3.96	$ 4.21
Exercisable, Ending Balance		816,987	548,009
Weighted Average Exercise Price Exercisable, Ending Balance | $ / shares		$ 4.03	$ 4.52
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		465,511	572,485
Granted/issued/acquired		466,122	337,331
Exercised/settled		(41,117)	(224,750)
Expired		(54,448)	(91,332)
Forfeited		(168,659)	(128,223)
Outstanding, Ending Balance		667,409	465,511
Exercisable, Ending Balance
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Outstanding, Beginning Balance		491,330	467,572
Granted/issued/acquired		209,353	217,264
Exercised/settled		(244,485)	(193,506)
Expired
Forfeited
Outstanding, Ending Balance		456,198	491,330
Exercisable, Ending Balance			98,417